UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, February 10, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 62
Form 13F Information Table Value Total: $465,986


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    28044   526843 SH       Sole                   515868             10975
AECOM TECH                     COM              00766T100     2057   100000 SH       Sole                   100000
AEROPOSTALE                    COM              007865108     2287   150000 SH       Sole                   150000
AMER EXPRESS                   COM              025816109    26054   552350 SH       Sole                   540800             11550
ANSYS INC                      COM              03662Q105    11559   201800 SH       Sole                   201200               600
APOLLO GROUP                   COM              037604105     5966   110745 SH       Sole                   108270              2475
BANK OF AMERICA                COM              060505104     5350   962269 SH       Sole                   948538             13731
BERKSHIRE HATH A               COM              084670108      230        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    50361   660035 SH       Sole                   648785             11250
BOSTON PROPRT                  COM              101121101     1651    16581 SH       Sole                    16581
CA INC                         COM              12673p105     4407   218000 SH       Sole                   218000
CACI INTL                      COM              127190304     1622    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3461    50000 SH       Sole                    50000
CLIFFS NATL RES                COM              18683K101     1122    18000 SH       Sole                    18000
COCA COLA                      COM              191216100    28275   404095 SH       Sole                   398195              5900
CONOCOPHILLIPS                 COM              20825c104    21492   294940 SH       Sole                   289690              5250
DB OIL 2X SHORT                COM              25154k809      746    18000 SH       Sole                    18000
DENBURY RESRCES                COM              247916208     2265   150000 SH       Sole                   150000
DRESSER-RAND GRP               COM              261608103     4632    92800 SH       Sole                    92800
DUCKWALL-ALCO                  COM              264142100     1374   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100    17559   234655 SH       Sole                   232305              2350
EASTERN INSUR                  COM              276534104     2406   172100 SH       Sole                   172100
EBAY INC                       COM              278642103    16942   558600 SH       Sole                   552850              5750
EDUCATION MGMT                 COM              28140m103      336    12000 SH       Sole                    12000
FOSTER WHEELER                 COM              H27178104     1531    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107     9461   272100 SH       Sole                   267625              4475
GENERAL ELECTRIC               COM              369604103    21045  1175036 SH       Sole                  1153936             21100
GENERAL MOTORS                 COM              37045V100     8355   412182 SH       Sole                   403932              8250
GP STRATEGIES                  COM              36225V104     3431   254548 SH       Sole                   254548
H&R BLOCK                      COM              093671105     1605    98300 SH       Sole                    95000              3300
HAMPDEN BANCRP                 COM              40867E107     1483   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2389    66300 SH       Sole                    66300
HEALTHCARE RLTY                COM              421946104      809    43500 SH       Sole                    43500
HEWLETT-PACKARD                COM              428236103     1674    65000 SH       Sole                    65000
INGERSOLL-RAND                 COM              g47791101    13359   438425 SH       Sole                   429175              9250
ITT EDUCATNL SVC               COM              45068B109     2844    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18654   284448 SH       Sole                   278610              5838
LANCASTR COLONY                COM              513847103     2280    32876 SH       Sole                    32876
MANPOWER                       COM              56418H100     1609    45000 SH       Sole                    45000
MANTECH INTL                   COM              564563104     1250    40000 SH       Sole                    40000
MARINE PRODUCTS                COM              568427108     1654   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    13679    36690 SH       Sole                    36065               625
MEDTRONIC INC                  COM              585055106     3825   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     6381   245800 SH       Sole                   245800
MORNINGSTAR                    COM              617700109     5461    91856 SH       Sole                    91856
NEWFIELD EXPL                  COM              651290108     1906    50510 SH       Sole                    50510
NORTHERN OIL & G               COM              665531109     4508   188000 SH       Sole                   188000
OMEGA FLEX                     COM              682095104     5636   398880 SH       Sole                   390455              8425
PACCAR INC                     COM              693718108     2915    77800 SH       Sole                    77800
PATTERSON COS                  COM              703395103     9196   311505 SH       Sole                   304830              6675
PHH CORP                       COM              693320202      622    58090 SH       Sole                    57580               510
PLUM CREEK TMBR                COM              729251108     1462    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    15237   228410 SH       Sole                   223885              4525
RAYTHEON                       COM              755111507    12082   249735 SH       Sole                   247835              1900
REGENCY CENTERS                COM              758849103     1551    41217 SH       Sole                    41217
STRYKER CORP                   COM              863667101     3932    79100 SH       Sole                    79100
THOR INDUSTRIES                COM              885160101     4828   176000 SH       Sole                   176000
UDR INC                        COM              902653104      675    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    10489   387750 SH       Sole                   380750              7000
VARIAN MEDICAL                 COM              92220p105     5035    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    21534   781361 SH       Sole                   771106             10255
WHITING PETROL                 COM              966387102     1401    30000 SH       Sole                    30000